RESTRICTED NET ASSETS OR CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2024
RESTRICTED NET ASSETS OR CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
RESTRICTED NET ASSETS OR CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

25.         RESTRICTED NET ASSETS OR CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with U.S. Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which, as of the end of the most recent fiscal year, may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company, Origin Agritech Limited, has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investment in its subsidiaries.

Origin Agritech Limited’s share of income and losses from its subsidiaries is reported as incomes from subsidiaries in the accompanying condensed financial information of parent company.

Origin Agritech Limited is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, as a result is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the audited consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of September 30, 2024 and 2023, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

The amounts restricted include paid-in capital, capital surplus and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling RMB45,457, RMB45,457 and RMB 46,078 as of September 30, 2022, 2023 and 2024, respectively.

The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEET

	2023	2024	2024
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	3,952	3,202	457
Other receivables	619	—	—
Due from inter-companies	237,923	237,293	33,863
Due to related parties	4,294	2,943	420
Total current assets	246,788	243,438	34,740
Investment in unconsolidated subsidiaries	(302,606)	(256,294)	(36,575)
Total assets	(55,818)	(12,856)	(1,835)
LIABILITIES
Current liabilities
Other payables	1,580	18,435	2,631
Total current liabilities	1,580	18,435	2,631
Total liabilities	1,580	18,435	2,631
Total shareholders’ deficit	(57,398)	(31,291)	(4,466)
Total liabilities and shareholders’ deficit	(55,818)	(12,856)	(1,835)

CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	Year ended September 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

Revenues	—	—	—	—
Operating expenses
General and administrative	(5,246)	(5,019)	(16,267)	(2,321)
Loss from operations	(5,246)	(5,019)	(16,267)	(2,321)
Equity method loss	(1,004)	60,354	36,984	5,278
Interest expense	(15)	(3)	(5)	(1)
Loss (income) before income taxes	(6,265)	55,332	20,712	2,956
Income tax expense	—	—	—	—

Net loss (income)	(6,265)	55,332	20,712	2,956
Other comprehensive loss
Foreign currency translation difference	447	(214)	172	25
Total comprehensive loss (income)	(5,818)	55,118	20,884	2,981

CONDENSED STATEMENT OF CASH FLOWS

	Year ended September 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

Net cash used in operating activities	(4,567)	(19,864)	(20,945)	(2,989)
Net cash provided by financing activities	1,614	17,636	20,023	2,857
Net decrease in cash and cash equivalents	(2,953)	(2,228)	(922)	(132)
Cash and cash equivalents, beginning of year	8,900	6,394	3,952	564
Effect of exchange rate changes on cash and cash equivalents	447	(214)	172	25
Cash and cash equivalents, end of year	6,394	3,952	3,202	457

BASIS OF PRESENTATION

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investments in subsidiaries.